Revenue (Details) - Schedule of the deferred contract acquisition costs - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of the deferred contract acquisition costs [Abstract]
Beginning balance	$ 8,856	$ 5,607
Capitalization of contract acquisition costs	6,193	4,927
Amortization of deferred contract acquisition costs	(3,220)	(1,790)
Impacts of foreign currency translation	384	112
Ending balance	12,213	8,856
Deferred contract acquisition costs, current	3,464	3,065
Deferred contract acquisition costs, noncurrent	$ 8,749	$ 5,791